Share capital - Schedule of Issued and Fully Paid Share Capital (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
1 January, issued capital	£ 1,574	£ 1,574	£ 1,574
Per cent of total share capital, ordinary shares	100.00%
Per cent of total share capital, preference shares	0.01%